Statement of Operations - Jun. 30, 2015 - USD ($)	Total
Income Statement [Abstract]
Sales
Expenses
General & administrative expenses	$ 389
Stock-based compensation	1,500
Professional fees	23,675
Total Expenses	25,564
Net Loss for the Period	$ (25,564)
Basic and diluted loss per common share	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	15,000,000